RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

20.         RELATED PARTY TRANSACTIONS

(a)	Details of outstanding balances with the Group’s related parties as of December 31, 2021 and 2022 were as follows:

Amount due from related parties:

		As of December 31,
Name of related parties	Relationship	2021	2022
Xu Qing	Shareholder of the Company	$—	$435
Unicom AirNet	Equity method investment	—	166
		$—	$601
(1)	The amounts represent interest free advances to the related parties in a short-term basis for operation purpose.

Amount due to related parties:

		As of December 31,
Name of related parties	Relationship	2021	2022
Beijing Eastern Media Corporation Ltd.	Equity method investment	$—	$—
Zhichao Li	Shareholder	—	803
Rui Du	Shareholder	—	371
		$—	$1,174
(b)	Details of transactions with the Group’s related parties for the years ended December 31, 2021 and 2022 were as follows:

		For the year ended December 31,
Name of related parties	Transactions	2021	2022
Xu Qing	Loans provided to related parties	$—	$435
Unicom AirNet	Loans provided to related parties	—	166
Zhichao Li	Loans received from related parties	—	803
Rui Du	Loans received from related parties	—	371